INVENTORIES - Provision for obsolescence (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Provision for obsolescence
Beginning balance		Rp (717)
Ending balance	$ (42)	(585)	Rp (717)
inventory recognized as expense		1,754	2,726	Rp 2,458
Inventories pledged as security for liabilities		343
Modules and components		112	125
Modules and components, insured amount		155	176
Provision for impairment
Provision for obsolescence
Beginning balance		67	53
Provision recognised during the year		25	22
Reversal of inventory write-down			(8)
Ending balance		Rp 92	Rp 67	Rp 53